Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On May 28, 2026, the Company entered into a loan agreement with Zhejiang Tailong Commercial Bank to obtain a loan of $118,001 (RMB800,000) for a term of one year at a fixed annual interest rate of 10.2%. Two related parties, Lizhen Wang, the Company’s Chief Technology Officer (the “CTO”), Liming Xu, the Company’s director and a third party each provided a personal guaranty for the repayment of the loan.

On June 12, 2026, the Company entered into a loan agreement with Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited to obtain a loan of $443,616 (RMB3,000,000) for a term of one year at a fixed annual interest rate of 4.8%. The CEO and his wife provided a personal guaranty for the repayment of the loan.

On July 24, 2026, the Company entered into a loan agreement with China Construction Bank Corporation Shanghai Branch to obtain a credit loan of $52,570 (RMB356,000) for a term of one year at a fixed annual interest rate of 3.3%. A related party, Lizhen Wang, the Company’s CTO, provided a personal guaranty for the repayment of the loan.

The Company evaluated all events and transactions that occurred after March 31, 2026 up through the date the Company issued these unaudited condensed consolidated financial statements. Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.